RISK MANAGEMENT (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 155,760,211	R$ 176,892,411
Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	103,148,868	56,091,705
Financial Exposure Trading Portfolio Fair Value Fixed Rate [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	76,704,911	124,477,896
Financial Exposure Trading Portfolio Fair Value Fixed Rate [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	38,242,679	10,549,194
Financial Exposure Trading Portfolio Fair Value I G P M General Index Of Market Pricing I P C A Consumer Price Index [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	12,020,758	2,438,885
Financial Exposure Trading Portfolio Fair Value I G P M General Index Of Market Pricing I P C A Consumer Price Index [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	10,982,367	2,010,863
Financial Exposure Trading Portfolio Fair Value Exchange Coupon [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	341,370	668,191
Financial Exposure Trading Portfolio Fair Value Foreign Currency [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	9,035,717	14,134,242
Financial Exposure Trading Portfolio Fair Value Foreign Currency [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	8,638,662	13,689,527
Financial Exposure Trading Portfolio Fair Value Equities [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	24,558,158	10,344,471
Financial Exposure Trading Portfolio Fair Value Equities [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	24,644,617	9,979,524
Financial Exposure Trading Portfolio Fair Value Sovereign Eurobonds And Treasuries [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	22,300,246	21,988,976
Financial Exposure Trading Portfolio Fair Value Sovereign Eurobonds And Treasuries [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	20,512,300	19,627,310
Financial Exposure Trading Portfolio Fair Value Other [Member] | Financial Exposure Trading Portfolio Fair Value Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	10,799,051	2,839,750
Financial Exposure Trading Portfolio Fair Value Other [Member] | Financial Exposure Trading Portfolio Fair Value Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 128,243	R$ 235,287